Nuveen Life Funds	Supplement

Nuveen Life Funds

Nuveen Life Balanced Fund (the “Fund”)

SUPPLEMENT NO. 1
dated September 30, 2025 to the Statutory Prospectus dated May 1, 2025

Effective September 30, 2025, Jeff Sun has been named a portfolio manager of the Nuveen Life Balanced Fund. John Cunniff and Steve Sedmak will continue to serve as portfolio managers for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks. Due to this change, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 85 of the Statutory Prospectus:

Name:	Jeff Sun, CFA
Title:	Senior Director
Experience on Fund:	since 2025

Additionally, the following is hereby added to the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 136 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
NUVEEN LIFE BALANCED FUND
Jeff Sun, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates–2022 to Present (strategic allocation research); Franklin Templeton–2020 to 2022 (asset allocation research)	2022	2008	2025

*	Including tenure at affiliate or predecessor firms, as applicable.

1	MGN-LFPRO-0925P

Nuveen Life Funds	Supplement

Nuveen Life Funds

SUPPLEMENT NO. 1
dated September 30, 2025, to the Statement of Additional Information (“SAI”) dated May 1, 2025

Effective September 30, 2025, Jeff Sun has been added to the portfolio management team of the Nuveen Life Balanced Fund (the “Fund”). John Cuniff and Steve Sedmak will continue to serve as portfolio managers for the Fund. Accordingly, the following is hereby added to the entry for the Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 62 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Life Balanced Fund
Jeff Sun**	0	0	0	$0	$0	$0	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of June 30, 2025.

MGN-LFSAI-0925P